Note 5 - Preferred Shares - Changes in Preferred Shares and Embedded Derivatives (Details)	3 Months Ended
Mar. 31, 2017 USD ($)
Embedded derivatives derived from series A preferred shares [member]
Statement Line Items [Line Items]
Transaction costs
Balance	83,355,470
Issuance of preferred shares
Loss (gain) on re-measurement at fair value	44,814,889
Balance	128,170,359
Embedded derivatives derived from series B preferred shares [member]
Statement Line Items [Line Items]
Transaction costs
Balance	34,469,141
Issuance of preferred shares
Loss (gain) on re-measurement at fair value	(9,497,840)
Balance	24,971,301
Embedded derivatives derived from series C preferred shares [member]
Statement Line Items [Line Items]
Transaction costs
Balance
Issuance of preferred shares	2,715,811
Loss (gain) on re-measurement at fair value
Balance	2,715,811
Series A preferred shares [member]
Statement Line Items [Line Items]
Balance	24,993,486
Issuance of preferred shares
Transaction costs
Accretion during the period	307,595
Loss (gain) on re-measurement at fair value
Balance	25,301,081
Series B preferred shares [member]
Statement Line Items [Line Items]
Balance	42,887,466
Issuance of preferred shares
Transaction costs
Accretion during the period	662,239
Loss (gain) on re-measurement at fair value
Balance	43,549,705
Series C preferred shares [member]
Statement Line Items [Line Items]
Balance
Issuance of preferred shares	7,284,269
Transaction costs	(94,345)
Accretion during the period	18,204
Loss (gain) on re-measurement at fair value
Balance	$ 7,208,128